Summary of Senior Notes Outstanding (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Debt Outstanding [Line Items]
Senior Notes	$ 2,405.8	[1],[2]	$ 2,126.7	[1],[2]
Fixed Rate Corporate Senior Notes 5.20 Percent Due November 2012
Debt Outstanding [Line Items]
Interest Rate	5.20%	[1],[2],[3],[4]
Senior Notes		[1],[2],[3],[4]	206.9	[1],[2],[3],[4]
Fixed Rate Corporate Senior Notes 5.50 Percent Due August 2013
Debt Outstanding [Line Items]
Interest Rate	5.50%	[1],[2],[3],[5]
Senior Notes	409.6	[1],[2],[3],[5]	422.4	[1],[2],[3],[5]
Fixed Rate Corporate Senior Notes 4.63 Percent Due May 2014
Debt Outstanding [Line Items]
Interest Rate	4.63%	[1],[2]
Senior Notes	500.0	[1],[2]	500.0	[1],[2]
Fixed Rate Corporate Senior Notes 3.45 Percent Due November 2020
Debt Outstanding [Line Items]
Interest Rate	3.45%	[1],[2],[6]
Senior Notes	499.5	[1],[2],[6]	499.5	[1],[2],[6]
Fixed Rate Corporate Senior Notes 3.38 Percent Due August 2021
Debt Outstanding [Line Items]
Interest Rate	3.38%	[1],[2],[7]
Senior Notes	498.1	[1],[2],[7]	497.9	[1],[2],[7]
Fixed Rate Corporate Senior Notes 2.38 Percent Due August 2022
Debt Outstanding [Line Items]
Interest Rate	2.38%	[1],[2],[8]
Senior Notes	$ 498.6	[1],[2],[8]		[1],[2],[8]

[1]	Not redeemable prior to maturity.
[2]	Debt issue costs are recorded as an asset and amortized on a straight-line basis over the life of the Note.
[3]	Interest rate swap contracts were entered into to modify the interest expense on these senior and subordinated notes from fixed rates to floating rates. The swaps are recorded as fair value hedges and at December 31, 2012, increases in the carrying values of the senior and subordinated notes outstanding of $9.8 million and $103.3 million, respectively, were recorded. As of December 31, 2011, increases in the carrying values of senior and subordinated notes outstanding of $29.9 million and $102.6 million, respectively, were recorded.
[4]	Notes issued at a discount of 0.044%.
[5]	Notes issued at a discount of 0.09%.
[6]	Notes issued at a discount of 0.117%.
[7]	Notes issued at a discount of 0.437%
[8]	Notes issued at a discount of 0.283%